Consolidated Statements of Operations - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Time charter revenue	$ 195,779,495	$ 189,630,465	$ 97,977,389
Commissions (including $1,075,274, $2,370,381 and $2,350,919, respectively, to related party)	(6,422,112)	(6,936,221)	(4,085,717)
Net revenue	189,357,383	182,694,244	93,891,672
Operating expenses / (income)
Voyage expenses	1,284,375	2,476,854	624,734
Vessel operating expenses (including $233,635, $353,842 and $344,624, respectively, to related party)	42,004,155	37,667,191	29,739,437
Dry-docking expenses	3,373,648	9,506,675	4,094,693
Vessel depreciation	22,835,469	18,522,217	7,203,198
Related party management fees	5,720,831	4,920,063	4,294,789
General and administrative expenses (including $2,460,000, $2,420,000 and $2,650,000, respectively, to related party)	4,744,907	4,571,030	3,491,120
Net loss / (gain) on sale of vessel	(5,158,370)	0	9,417
Impairments loss	13,832,716	0	0
Other operating income	(2,727,114)	(1,610,000)	(1,298,318)
Gain on time charter agreements termination	(15,984,253)	0	0
Total operating expenses, net	69,926,364	76,054,030	48,159,070
Operating income	119,431,019	106,640,214	45,732,602
Other (expenses)/ income
Interest and other financing costs (including $50,000, $0 and $0, respectively, to related party)	(6,431,007)	(5,072,619)	(2,779,729)
(Loss) / gain on derivatives, net	178,128	4,355,657	(27,141)
Foreign exchange gain / (loss)	(33,634)	54,235	34,418
Interest income	1,404,773	267,429	3,510
Other expenses, net	(4,881,740)	(395,298)	(2,768,942)
Net income	114,549,279	106,244,916	42,963,660
Dividends to Series B preferred shares	0	0	(255,324)
Preferred deemed dividend	0	0	(345,628)
Net income attributable to common shareholders	$ 114,549,279	$ 106,244,916	$ 42,362,708
Weighted average number of shares outstanding during the year, basic (in shares)	6,931,280	7,181,561	6,976,905
Earnings per share attributable to common shareholders - basic (in dollars per share)	$ 16.53	$ 14.79	$ 6.07
Weighted average number of shares outstanding during the year, diluted (in shares)	6,936,060	7,190,107	6,993,405
Earnings per share attributable to common shareholders - diluted (in dollars per share)	$ 16.52	$ 14.78	$ 6.06